UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/11 (Unaudited)

U.S. TREASURY OBLIGATIONS (48.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.114	4/5/12	$95,000,000	$94,917,463

U.S. Treasury Bills	0.284	1/12/12	30,000,000	29,954,500

U.S. Treasury Bills	0.260	11/17/11	50,000,000	49,950,578

U.S. Treasury Bills	0.129	10/20/11	150,000,000	149,941,263

U.S. Treasury Bills	0.112	10/13/11	125,000,000	124,960,278

U.S. Treasury Bills	0.238	8/25/11	50,000,000	49,982,087

U.S. Treasury Bills	0.051	8/18/11	50,000,000	49,996,667

U.S. Treasury Bills	0.129	8/11/11	100,000,000	99,985,536

U.S. Treasury Bills	0.143	7/28/11	100,000,000	99,992,088

U.S. Treasury Bills	0.091	7/21/11	250,000,000	249,987,500

U.S. Treasury Bills	0.097	7/14/11	100,000,000	99,996,533

U.S. Treasury Bills	0.120	7/7/11	400,000,000	399,992,133

U.S. Treasury Notes(k)	0.244	10/31/11	57,700,000	57,845,689

U.S. Treasury Notes(k)	0.322	9/30/11	30,000,000	30,050,614

U.S. Treasury Notes(k)	0.302	8/31/11	10,000,000	10,011,630

U.S. Treasury Notes(k)	0.279	7/31/11	50,000,000	50,029,621

U.S. Treasury Notes(k)	0.143	1/31/12	50,000,000	50,213,548

Total U.S. Treasury Obligations (cost $1,697,807,728)				$1,697,807,728

REPURCHASE AGREEMENTS (44.0%)(a)
			Principal amount	Value

Interest in $50,000,000 tri-party repurchase agreement dated February 4, 2011 with Merrill Lynch & Co., Inc. due November 4, 2011, 0.29% FRN (collateralized by various corporate bonds with coupon rates ranging from 1.24% to 6.50% and due dates ranging from January 14,2014 to August 04, 2020 valued at $52,500,000) (TR)			$50,000,000	$50,000,000

Interest in $100,000,000 repurchase agreement dated June 27, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $100,000,333 for an effective yield of 0.03% (collateralized by various mortgage-backed secuirites with coupon rates ranging from 3.5% to 6.0% and due dates ranging from March 1, 2026 to May 1, 2041, valued at $100,000,000)			100,000,000	100,000,000

Interest in $100,000,000 repurchase agreement dated June 28, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $100,000,417 for an effective yield of 0.05% (collateralized by various mortgage-backed secuirites with coupon rates ranging from 4.0% to 6.0% and due dates ranging from May 1, 2025 to June 1, 2041, valued at $100,000,000)			100,000,000	100,000,000

Interest in $100,000,000 repurchase agreement dated June 24, 2011 with Deutsche Bank Securities, Inc. due July 1, 2011 - maturity value of $100,000,778 for an effective yield of 0.04% (collateralized by various mortgage-backed secuirites with coupon rates ranging from 4.0% to 6.5% and due dates ranging from June 1, 2025 to March 1, 2038, valued at $100,000,000)			100,000,000	100,000,000

Interest in $56,000,000 joint tri-party repurchase agreement dated June 30, 2011 with JPMorgan Securities, Inc. due July 1, 2011 - maturity value of $13,000,043 for an effective yield of 0.12% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.75% to 10.00% and due dates ranging from November 15, 2014 to March 15, 2023, valued at $58,804,984)			13,000,000	13,000,000

Interest in $106,000,000 joint tri-party repurchase agreement dated June 30, 2011 with BNP Paribas SA due July 1, 2011 - maturity value of $63,000,175 for an effective yield of 0.10% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.984% to 9.875% and due dates ranging from a bond that matures on November 30, 2015 to a perpetual bond that does not have a predetermined maturity date, valued at $111,300,000)			63,000,000	63,000,000

Interest in $400,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Citigroup Global Markets, Inc. due July 1, 2011 - maturity value of $298,000,662 for an effective yield of 0.08% (collateralized by various mortgage-backed securities with coupon rates ranging from 3.358% to 6.00% and due dates ranging from February 1, 2025 to April 1, 2041, valued at $408,000,000)			298,000,000	298,000,000

Interest in $200,000,000 repurchase agreement dated June 30, 2011 with JPMorgan Securities, Inc. due July 1, 2011 - maturity value of $200,000,278 for an effective yield of 0.05% (collateralized by various Federal National Mortgage Association securities with coupon rates ranging from 3.50% to 6.00% and due dates ranging from July 1, 2020 to July 1, 2041, valued at $204,003,318)			200,000,000	200,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated June 30, 2011 with BNP Paribas SA due July 1, 2011 - maturity value of $198,000,275 for an effective yield of 0.05% (collateralized by various Government National Mortgage Association securities with coupon rates ranging from 4.50% to 5.00% and due dates ranging from April 20, 2039 to April 20, 2041, valued at $306,000,000)			198,000,000	198,000,000

Interest in $250,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Merrill Lynch & Co., Inc. due July 1, 2011 - maturity value of $148,000,206 for an effective yield of 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 1.999% to 5.50% and due dates ranging from June 1, 2025 to January 1, 2041, valued at $255,000,001)			148,000,000	148,000,000

Interest in $136,747,000 joint tri-party repurchase agreement dated June 30, 2011 with Deutsche Bank Securities, Inc. due July 1, 2011 - maturity value of $34,537,048 for an effective yield of 0.05% (collateralized by various Federal National Mortgage Association securities with coupon rates ranging from 5.00% to 6.50% and due dates ranging from January 1, 2039 to April 1, 2041, valued at $139,481,940)			34,537,000	34,537,000

Interest in $325,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Goldman Sachs & Co. due July 1, 2011 - maturity value of $223,000,186 for an effective yield of 0.03% (collateralized by various mortgage-backed securities with coupon rates ranging from 2.21% to 7.00% and due dates ranging from February 1, 2014 to June 1, 2041, valued at $331,500,000)			223,000,000	223,000,000

Interest in $150,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Credit Suisse First Boston due July 1, 2011 - maturity value of $3,361,001 for an effective yield of 0.01% (collateralized by U.S. Treasury Notes with a coupon rate of 0.875% and a due date of February 29, 2012, valued at $153,000,255)			3,361,000	3,361,000

Interest in $100,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $3,350,001 for an effective yield of 0.01% (collateralized by U.S. Treasury Bonds with a coupon rate of 6.50% and a due date of November 15, 2026, valued at $102,000,057)			3,350,000	3,350,000

Total Repurchase agreements (cost $1,534,248,000)				$1,534,248,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Bank discount notes	0.070	8/12/11	$16,750,000	$16,748,632

Federal Home Loan Mortgage Corp. discount notes	0.070	8/3/11	10,300,000	10,299,339

Federal Home Loan Mortgage Corp. discount notes	0.040	7/25/11	25,700,000	25,699,315

Federal Home Loan Mortgage Corp. discount notes	0.040	7/21/11	12,300,000	12,299,727

Federal National Mortgage Association discount notes	0.060	9/21/11	50,000,000	49,993,167

Federal National Mortgage Association discount notes	0.075	8/24/11	31,385,000	31,381,469

Federal National Mortgage Association discount notes	0.030	8/9/11	47,578,000	47,576,454

Federal National Mortgage Association discount notes	0.040	7/21/11	8,445,000	8,444,812

Total U.S. Government Agency Obligations (cost $202,442,915)				$202,442,915

ASSET-BACKED COMMERCIAL PAPER (3.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Straight-A Funding, LLC	0.160	9/1/11	$45,000,000	$44,987,600

Straight-A Funding, LLC	0.150	8/16/11	18,000,000	17,996,550

Straight-A Funding, LLC	0.180	8/4/11	17,700,000	17,696,991

Straight-A Funding, LLC	0.200	7/8/11	4,550,000	4,549,823

Straight-A Funding, LLC	0.200	7/5/11	3,200,000	3,199,929

Straight-A Funding, LLC	0.210	7/1/11	40,000,000	40,000,000

Total Asset-backed commercial paper (cost $128,430,893)				$128,430,893

TOTAL INVESTMENTS

Total investments (cost $3,562,929,536)(b)				$3,562,929,536

Key to holding's abbreviations
FRN	Floating Rate Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $3,484,816,975.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
The rates shown on FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$128,430,893	$—
Repurchase agreements	—	1,534,248,000	—
U.S. Government Agency Obligations	—	202,442,915	—
U.S. Treasury Obligations	—	1,697,807,728	—

Totals by level	$—	$3,562,929,536	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011